Changes in Accounting Policy and Disclosures	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in Accounting Policy and Disclosures
CHANGES IN ACCOUNTING POLICY AND DISCLOSURES

A) NEW IFRS ADOPTED

IAS 7 STATEMENT OF CASH FLOWS
In January 2016, the IASB published amendments to IAS 7 Statement of Cash Flows. The amendments are intended to clarify IAS 7 to improve information provided to users of financial statements about an entity’s financing activities. They are effective for annual periods beginning on or after January 1, 2017. To comply with the new requirements, a reconciliation of total liabilities arising from financing activities has been added to Note 25.

B) RECENT IFRS PRONOUNCEMENTS NOT YET ADOPTED

IFRS 15 REVENUE FROM CONTRACTS WITH CUSTOMERS
In May 2014, the International Accounting Standards Board (IASB) issued IFRS 15 Revenue from Contracts with Customers. IFRS 15 replaces all previous revenue recognition standards, including IAS 18 Revenue, and related interpretations. such as IFRIC 13 Customer Loyalty Programs. The standard sets out the requirements for recognizing revenue. Specifically, the new standard introduces a comprehensive framework with the general principle being that an entity recognizes revenue to depict the transfer of promised goods and services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new standard is effective for annual periods beginning on or after January 1, 2018. The standard will not have a significant impact on the timing of the Corporation's revenues since there is typically only one performance obligation per customer contract. The adoption of the standard will, however, have an impact on the contract liabilities classification. which can no longer be presented against accounts receivable. As well, IFRS 15 will require further disclosure, such as a disaggregation of revenues from contracts with customers in categories that depict how the nature, amount, timing and uncertainty of revenues and cash flows are affected by economic factors. To comply with this requirement, the Corporation will segregate its four segments' sales by country on a quarterly basis. The Corporation will apply the new standard retrospectively. Apart from the balance sheet reclassification discussed above, this standard has no material impact on the Corporation's consolidated financial statements.

IFRS 9 FINANCIAL INSTRUMENTS
In July 2014, the IASB released the final version of IFRS 9 Financial Instruments. This standard addresses classification and measurement of financial assets and replaces the multiple category and measurement models for debt instruments in IAS 39 Financial Instruments: Recognition and Measurement, with a new mixed measurement model having only two categories: amortized cost and fair value through profit or loss. IFRS 9 also replaces the models for measuring equity instruments, and such instruments are recognized either at fair value through profit or loss or at fair value through other comprehensive income. Where such equity instruments are measured at fair value through other comprehensive income, dividends are recognized in profit or loss insofar as they do not clearly represent a return on investment; however, other gains and losses (including impairments) associated with such instruments remain in accumulated comprehensive income indefinitely. Requirements for financial liabilities carry forward existing requirements in IAS 39, except that fair value changes due to credit risk for liabilities designated at fair value through profit and loss would generally be recorded in the statement of other comprehensive income. It also includes guidance on hedge accounting. The standard is effective for annual periods beginning on or after January 1, 2018, with earlier application permitted. The new standard will have no material impact on the Corporation's consolidated financial statements.

IFRS 16 LEASES
In January 2016, the IASB released IFRS 16 Leases, which supersedes IAS 17 Leases, and the related interpretations on leases: IFRIC 4 Determining whether an Arrangement Contains a Lease, SIC 15 Operating Leases - Incentives and SIC 27 Evaluating the Substance of Transactions in the Legal Form of a Lease. The standard is effective for annual periods beginning on or after January 1, 2019, with earlier application permitted for companies that also apply IFRS 15 Revenue from Contracts with Customers. The Corporation is currently evaluating the impact of the standard on its consolidated financial statements. The new standard requires lessees to recognize a lease liability reflecting future lease payments and a “right-of-use asset” for virtually all lease contracts, and record it on the balance sheet, except with respect to lease contracts that meet limited exception criteria, such as when the underlying asset is of low value or the maturity of the lease is short term. The Corporation is currently evaluating the impact of the standard on its consolidated financial statements. As at December 31, 2017, operating lease commitments would have translated into an estimated additional lease liability of $70 million.